UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.3%
	MUNICIPAL BONDS – 106.3%
	Consumer Staples – 3.8%
$ 95	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 88,861
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	3/14 at 100.00	A3	385,924
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,065	5.750%, 6/01/47	6/17 at 100.00	B	791,497
385	5.125%, 6/01/47	6/17 at 100.00	B	261,889
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	788,280
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,053,705
	Bonds, Series 2005A-1, 5.500%, 6/01/45
4,525	Total Consumer Staples			3,370,156
	Education and Civic Organizations – 3.9%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	3,184,980
	2008A, 5.625%, 4/01/37
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	45,270
	2005A, 5.000%, 10/01/35
35	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	37,069
	2006, 5.000%, 11/01/21
250	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	263,228
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,330	Total Education and Civic Organizations			3,530,547
	Health Care – 10.0%
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	239,493
	San Diego, Series 2011, 5.250%, 8/15/41
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,538,831
	5.250%, 11/15/46 (UB)
425	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	380,141
	Angeles, Series 2007, 5.000%, 8/15/47
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	555,573
	Series 2001C, 5.250%, 8/01/31
1,505	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	1,490,837
	Series 2007A, 4.750%, 4/01/33
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	585,625
	2008A, 8.250%, 12/01/38
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	512,420
	6.625%, 11/01/29
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,025,530
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	730,789
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	866,952
	2011, 6.500%, 1/01/41
8,870	Total Health Care			8,926,191
	Housing/Multifamily – 0.9%
375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	385,496
	Series 2010A, 6.400%, 8/15/45
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	387,246
	Series 2012A, 5.500%, 8/15/47
770	Total Housing/Multifamily			772,742
	Housing/Single Family – 0.0%
40	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	41,843
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.2%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,081,371
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
	Tax Obligation/General – 38.6%
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,771,325
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	1,993,846
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	A1	2,110,740
6,225	Escondido Union High School District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,800,146
	Refunding Bonds, Series 2009, 0.000%, 8/01/36 – AGM Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	A	4,334,497
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	A	1,589,123
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	A	2,113,370
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	A	2,044,043
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	980,084
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	1,015,502
	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital
	Appreciation, Election 2004 Series 2010A:
10,825	0.000%, 8/01/34	No Opt. Call	A+	3,270,665
3,250	0.000%, 8/01/35	No Opt. Call	A+	920,693
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1	3,369,149
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	1,347,960
	2008 Series 2009B, 0.000%, 8/01/44
7,560	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,140,124
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/46
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AA	2,730,802
	2005A, 5.000%, 9/01/26 – AGM Insured
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA–	2,108,595
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured
64,800	Total Tax Obligation/General			34,640,664
	Tax Obligation/Limited – 29.3%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	3/14 at 100.00	N/R	844,500
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A2	2,085,580
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
2,190	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	A	2,403,525
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,715,325
	2009-I, 6.375%, 11/01/34
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	121,330
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	346,640
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	1,982,100
	Series 2012, 5.000%, 9/01/41
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	991,510
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana Redevelopment Agency, Jurupa Hills Redevelopment Project, California, Tax Allocation	4/14 at 100.00	A–	270,219
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	246,140
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	55,276
130	5.125%, 9/01/36	9/16 at 100.00	N/R	124,692
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	1,230,126
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
135	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	158,256
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
280	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding,	3/14 at 100.00	N/R	257,978
	School District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A	1,101,120
	7.000%, 3/01/34
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	54,220
	Project, Series 2011, 6.750%, 9/01/40
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	No Opt. Call	N/R	1,300,195
	Ranch, Series 2004A, 5.625%, 8/15/34
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
350	5.250%, 9/01/30	9/23 at 100.00	N/R	340,134
320	5.750%, 9/01/39	9/23 at 100.00	N/R	317,005
60	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	58,864
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
50	6.000%, 9/01/33	9/14 at 100.00	N/R	50,669
100	6.125%, 9/01/41	9/14 at 100.00	N/R	100,505
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	425,919
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	167,552
	2011A, 5.750%, 9/01/30
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	32,889
	Area, Series 2011B, 6.500%, 10/01/25
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	678,592
	5.400%, 11/01/20 – NPFG Insured
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,426,821
	Series 2012A, 5.000%, 4/01/42
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	27,920
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33	2/21 at 100.00	BBB	26,855
30	7.000%, 8/01/41	2/21 at 100.00	BBB	31,771
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	621,396
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,192,659
	6/01/21 – NPFG Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	3/14 at 100.00	A	994,400
	5.000%, 4/01/25 – NPFG Insured
1,000	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+	1,044,800
	2007A, 5.000%, 4/01/36 – AMBAC Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	41,936
	7.000%, 10/01/26
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	Baa1	1,003,020
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	377,766
	7.500%, 9/01/39
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	78,553
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
25,475	Total Tax Obligation/Limited			26,328,758
	Transportation – 5.4%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/14 at 100.00	BBB–	1,046,258
	1995A, 5.000%, 1/01/35
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	528,951
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43 (WI/DD, Settling 1/02/14)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,170	5.750%, 1/15/46 (WI/DD, Settling 1/02/14)	1/24 at 100.00	BBB–	1,134,210
1,175	6.000%, 1/15/53 (WI/DD, Settling 1/02/14)	1/24 at 100.00	BBB–	1,135,532
955	Port of Oakland, California, Reveue Refunding Bonds, Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	966,622
	(Alternative Minimum Tax)
4,980	Total Transportation			4,811,573
	U.S. Guaranteed – 3.3% (4)
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	AAA	1,021,980
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23 (Pre-refunded 6/01/14)
750	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23 (Pre-refunded 2/01/14)	2/14 at 100.00	A1 (4)	753,045
800	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	No Opt. Call	AA+ (4)	803,344
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	107,518
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	261,758
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
2,875	Total U.S. Guaranteed			2,947,645
	Utilities – 6.9%
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	11/20 at 100.00	AA–	1,040,299
	2011A, 5.500%, 11/01/41
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	665,543
	2007A, 5.500%, 11/15/37
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	4,305,552
	Series 2008B, 0.000%, 9/01/23
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	213,873
	9/01/31 – SYNCORA GTY Insured
9,460	Total Utilities			6,225,267
	Water and Sewer – 3.0%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,049,780
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
535	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	459,650
1,000	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	803,800
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	151,697
	5.000%, 4/01/36 – NPFG Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	261,660
	2006, 5.000%, 12/01/31 – FGIC Insured
2,935	Total Water and Sewer			2,726,587
$ 129,075	Total Long-Term Investments (cost $93,027,068)			95,403,344
	Floating Rate Obligations – (1.7)%			(1,540,000)
	Other Assets Less Liabilities – (4.6)%			(4,129,118)
	Net Assets – 100%			$ 89,734,226

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$95,403,344	$ —	$95,403,344

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $91,458,441.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 4,923,301
Depreciation	(2,522,719)
Net unrealized appreciation (depreciation) of investments	$ 2,400,582

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014